Note Payable – Bank	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Ci2i Services, INC [Member]
Note Payable – Bank

NOTE 4: NOTE PAYABLE - BANK

The Company has a $75,000 Line of Credit at a 4.5% interest with Wells Fargo bank. This is secured by the Company’s assets and is personally guaranteed by the company’s CEO. Of this amount $21,000 was repaid in the six months ended June 30, 2017, leaving a balance due of $54,000 as of June 30, 2017.Interest expense on this note for the six months ended June 30, 2017 and 2016 was $1,421 and $1,912, respectively.

NOTE 4: NOTE PAYABLE – BANK

The Company has a $75,000 Line of Credit at a 4.5% interest with Wells Fargo bank. This is secured by the Company’s assets and is personally guaranteed by the company’s CEO. Interest expense on this note for the years ended December 31, 2016 and 2015 was $3,823 and $3,782, respectively.